REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE DISAGGREGATED BY REVENUE SOURCE
The following table presents our revenue disaggregated by revenue source:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Transaction-based revenues:
Options	$111,148	$164,604	$170,908	$362,464
Cryptocurrencies	5,320	233,103	9,558	320,690
Equities	70,606	52,012	102,195	185,313
Other	339	1,448	383	3,139
Total transaction-based revenues	187,413	451,167	283,044	871,606

Net interest revenues:
Securities lending	28,633	39,448	35,138	75,074
Margin interest	10,958	31,230	18,787	58,961
Interest on segregated cash and securities	1,436	931	10,632	2,041
Other interest revenue	526	1,368	2,516	2,197
Interest expenses related to credit facilities	(1,555)	(5,268)	(3,059)	(8,067)
Total net interest revenues	39,998	67,709	64,014	130,206

Other revenues	16,800	46,457	24,703	85,695

Total net revenues	$244,211	$565,333	$371,761	$1,087,507

The following table presents our revenue disaggregated by revenue source:

	Year Ended December 31,
(in thousands)	2019	2020
Transaction-based revenues:
Options	$110,656	$440,070
Equities	50,688	251,200
Cryptocurrencies	9,487	26,708
Other	—	2,155
Total transaction-based revenues	170,831	720,133

Net interest revenues:
Securities lending	6,380	98,165
Margin interest	19,104	66,781
Interest on segregated cash and securities	36,281	13,401
Other interest revenue	9,865	3,972
Interest expenses related to credit facilities	(991)	(4,882)
Total net interest revenues	70,639	177,437

Other revenues	36,063	61,263

Total net revenues	$277,533	$958,833

RECEIVABLES AND CONTRACT BALANCES
The table below sets forth contract receivables balances for the period indicated:

(in thousands)	Receivables
Beginning of period, January 1, 2021	$111,871
End of period, June 30, 2021	147,168
Increase in receivables during the period	$35,297
The table below sets forth contract liabilities balances for the period indicated:

(in thousands)	Contract Liabilities
Beginning of period, January 1, 2021	$2,060
End of period, June 30, 2021	3,605
Increase in contract liabilities during the period	$1,545

The table below sets forth receivables balances for the periods indicated:

	December 31,
(in thousands)	2019	2020
Receivables, beginning of the period	$9,056	$20,577
Receivables, end of the period	20,577	111,871
Increase in receivables during the period	$11,521	$91,294
The table below sets forth contract liabilities balances for the periods indicated:

	December 31,
(in thousands)	2019	2020
Contract liabilities, beginning of the period	$1,727	$954
Contract liabilities, end of the period	954	2,060
Increase/(decrease) in contract liabilities during the period	$(773)	$1,106